Board of Management and Supervisory Board Remuneration (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Remuneration of the individual members of the Board of Management
STI (Cash)	€ 1,700,000
E. Meurice [Member]
Remuneration of the individual members of the Board of Management
Base Salary	787,000		757,000		735,000
STI (Cash)	586,708	[1]	566,236	[1]	507,150	[1]
Option awards			42,648	[2]	466,164	[2]
LTI (Share awards)	1,413,218	[3],[4]	935,617	[3],[5]	1,042,576	[3]
Total	2,786,926	[6]	2,301,501	[6]	2,750,890	[6]
Pension cost	140,113	[7]	136,697	[7]	91,950	[7]
Compensation pension premium	88,050	[8]
Other benefits and expense reimbursement	136,765	[9]	132,630	[9]	141,377	[9]
P.T.F.M. Wennink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	488,000		469,000		455,000
STI (Cash)	291,043	[1]	280,650	[1]	251,160	[1]
Option awards			26,401	[2]	288,578	[2]
LTI (Share awards)	875,493	[3],[4]	579,321	[3],[5]	646,055	[3]
Total	1,654,536	[6]	1,355,372	[6]	1,640,793	[6]
Pension cost	85,994	[7]	84,229	[7]	56,317	[7]
Compensation pension premium	94,455	[8]
Other benefits and expense reimbursement	44,669	[9]	43,627	[9]	44,886	[9]
M.A. van den Brink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	517,000		497,000		483,000
STI (Cash)	308,339	[1]	297,405	[1]	266,616	[1]
Option awards			28,025	[2]	306,336	[2]
LTI (Share awards)	927,912	[3],[4]	617,004	[3],[5]	681,179	[3]
Total	1,753,251	[6]	1,439,434	[6]	1,737,131	[6]
Pension cost	91,243	[7]	90,388	[7]	59,880	[7]
Compensation pension premium	181,826	[8]
Other benefits and expense reimbursement	45,502	[9]	44,817	[9]	44,992	[9]
F.J. van Hout [Member]
Remuneration of the individual members of the Board of Management
Base Salary	428,000		412,000		400,000
STI (Cash)	255,259	[1]	246,541	[1]	220,800	[1]
Option awards			23,209	[2]	241,522	[2]
LTI (Share awards)	832,201	[3]	471,700	[3]	123,111	[3]
Total	1,515,460	[6]	1,153,450	[6]	985,433	[6]
Pension cost	75,134	[7]	65,300	[7]	40,800	[7]
Compensation pension premium	9,735	[8]
Other benefits and expense reimbursement	35,190	[9]	34,549	[9]	35,199	[9]
F.J.M. Schneider Maunoury [Member]
Remuneration of the individual members of the Board of Management
Base Salary	416,000	[10]	400,000	[10]	33,333	[10]
STI (Cash)	248,102	[1],[10]	239,360	[1],[10]	58,095	[1],[10]
Option awards	0	[10],[2]	0	[10],[2]	0	[10],[2]
LTI (Share awards)	676,945	[10],[3]	326,947	[10],[3]
Total	1,341,047	[10],[6]	966,307	[10],[6]	91,428	[10],[6]
Pension cost	56,475	[10],[7]	55,011	[10],[7]	4,736	[10],[7]
Compensation pension premium	4,290	[10],[8]
Other benefits and expense reimbursement	€ 28,313	[10],[9]	€ 34,788	[10],[9]	€ 3,163	[10],[9]

[1]	Actual short-term incentives ("STI") (cash) chargeable to the Company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the bases of the Q1 and Q2 Results for 2010.
[2]	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period.
[3]	The remuneration reported as part of the long-term incentives ("LTI") (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2011 include costs of the Board of Management's performance share plan 2011, 2010 and 2009. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations on a yearly basis until the financial year in which the share awards vest.
[4]	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
[5]	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
[6]	This total reflects base salary, STI (cash), option awards and LTI (share awards).
[7]	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
[8]	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse / orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
[9]	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.
[10]	For 2009, remuneration for Mr. Schneider-Maunoury regards only the month December.